CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals)	Dec. 31, 2020 $ / shares shares
Series Seed Preferred Stock
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	20,714,518
Preferred Stock, Shares Issued	20,714,518
Preferred Stock, Shares Outstanding	20,714,518
Series A preferred stock
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	14,481,413
Preferred Stock, Shares Issued	5,654,072
Preferred Stock, Shares Outstanding	5,654,072
Series A-2 preferred stock
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000
Preferred Stock, Shares Issued	5,932,742
Preferred Stock, Shares Outstanding	5,932,742
Series A-3 preferred stock
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	18,867,925
Preferred Stock, Shares Issued	9,032,330
Preferred Stock, Shares Outstanding	9,032,330
Series CF preferred stock
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	2,000,000
Preferred Stock, Shares Issued	836,331
Preferred Stock, Shares Outstanding	836,331
Series B Convertible Preferred Stock
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	20,714,517
Preferred Stock, Shares Issued	20,714,517
Preferred Stock, Shares Outstanding	20,714,517
Undesignated preferred stock
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Preferred Stock, Shares Authorized	936,144
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Stock
Common stock, par or stated value per share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	110,000,000
Common Stock | Previously Reported
Common Stock, Shares, Issued	6,642
Common Stock, Shares, Outstanding	6,642